Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
INCOME TAXES

15.  Income Taxes

The components of income tax expense for the three years ended December 31 were (in thousands):

	2013	2012	2011
Current tax (benefit) expense	$(157)	$1,042	$1,562
Deferred tax expense (benefit)	662	(64)	(20)
Total tax expense	$505	$978	$1,542

Income tax expense (benefit) related to realized securities gains was $(1,000) in 2013, $1,000 in 2012 and $2,000 in 2011.

A reconciliation of the statutory income tax expense computed at 34% to the income tax expense included in the consolidated statements of income follows (dollars in thousands):

	Years Ended December 31,
	2013	2012	2011
Income before income taxes	$4,506	$4,626	$6,222
Effective tax rate	34.0%	34.0%	34.0%
Federal tax at statutory rate	1,532	1,573	2,115
Tax-exempt interest	(354)	(431)	(439)
Net earnings on BOLI	(108)	(148)	(133)
Dividend from unconsolidated subsidiary	(13)	(12)	(8)
Stock-based compensation	10	2	7
Federal tax credits	(556)	-	-
Other permanent differences	(6)	(6)	-
Total tax expense	$505	$978	$1,542
Effective tax rate	11.2%	21.1%	24.8%

Deductible temporary differences and taxable temporary differences gave rise to a net deferred tax asset for the Company as of December 31, 2013 and 2012.  The components giving rise to the net deferred tax asset are detailed below (in thousands):

	December 31,
	2013	2012
Deferred Tax Assets
Allowance for loan losses	$639	$1,000
Deferred directors' compensation	541	565
Employee and director benefits	574	605
Qualified pension liability	-	321
Unrealized losses on securities available for sale	387	-
Unrealized loss from securities impairment	221	221
Other	109	160
Total deferred tax assets	2,471	2,872

Deferred Tax Liabilities
Depreciation	(223)	(236)
Equity income from unconsolidated subsidiary	(462)	(398)
Qualified pension asset	(342)	-
Loan origination costs	(287)	(223)
Prepaid expense	(95)	(90)
Unrealized gains on securities available for sale	-	(403)
Annuity earnings	(63)	(58)
Fair value of mortgage servicing rights	(57)	(33)
Goodwill	(340)	(294)
Total deferred tax liabilities	(1,869)	(1,735)

Net deferred tax asset
included in other assets	$602	$1,137

The Company has concluded that the deferred tax assets are realizable (on a more likely than not basis) through the combination of future reversals of existing taxable temporary differences, certain tax planning strategies and expected future taxable income.

It is the Company’s policy to recognize interest and penalties on unrecognized tax benefits in income tax expense in the Consolidated Statements of Income. No significant income tax uncertainties were identified as a result of the Company’s evaluation of its income tax position. Therefore, the Company recognized no adjustment for unrecognized income tax benefits for the years ended December 31, 2013,  2012 and 2011.  The Company is no longer subject to examination by taxing authorities for years before 2010.  Tax years 2010 through the present, with limited exception, remain open to examination.